Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayments and Other Current Assets
The prepayments and other current assets consisted of the following:

	As of December 31,
	2020	2021

	(US$ thousand)

Prepayments (1)	$1,772	$2,820
Interest receivables	1,446	2,674
VAT recoverable (2)	1,353	1,806
Employee loans and advances (3)	2,186	888
Proceeds receivable for employee share option exercises	612	329
Restricted cash	80	130
Others	10	154

	$7,459	$8,801

(1)	Prepayments are primarily related to prepayments for services, advertisements and other deposits.
(2)	VAT recoverable represented the balances that the Group can utilize to deduct its VAT liabilities within the next 12 months.
(3)
Employee advances and loans are primarily advances to employees that are business related, taxes paid on behalf of employees related to their options, or personal loans granted to select qualified employees with interest or a guarantee. The loan balances are expected to be repaid by the employee within one year.